PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		12 Months Ended
	Sep. 05, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 5,422,902	$ 353,788	$ 592,345
Mining Machines [Member]
Property, Plant and Equipment [Line Items]
Acquisition of mining machines	$ 20,298,900
Impairment loss		$ 0